VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 4.1%
Ampol Ltd. #	33,760	$769,670
Austria: 4.7%
OMV AG #	18,231	876,162
Finland: 7.2%
Neste Oyj #	29,681	1,361,080
Greece: 1.1%
Motor Oil Hellas Corinth Refineries SA #	13,488	210,660
Hungary: 4.7%
MOL Hungarian Oil & Gas Plc #	99,774	882,049
India: 8.1%
Reliance Industries Ltd. (USD) 144A (GDR)	22,239	1,525,681
Japan: 10.4%
Cosmo Energy Holdings Co. Ltd. #	13,500	290,054
ENEOS Holdings, Inc. #	249,000	933,741
Idemitsu Kosan Co. Ltd. # †	26,768	740,093
		1,963,888
New Zealand: 1.3%
Z Energy Ltd.	91,822	239,500
Poland: 5.6%
Grupa Lotos SA # *	17,188	241,095
Polski Koncern Naftowy ORLEN SA #	44,948	813,291
		1,054,386
Portugal: 4.8%
Galp Energia SGPS SA #	70,609	897,851
Saudi Arabia: 3.0%
S-Oil Corp. (KRW) #	7,227	573,420
	Number of Shares	Value
South Korea: 6.9%
Hyundai Heavy Industries Holdings Co. Ltd. #	8,393	$370,259
SK Innovation Co. Ltd. #	5,243	919,764
		1,290,023
Taiwan: 3.8%
Formosa Petrochemical Corp. #	220,000	722,066
Thailand: 3.5%
IRPC PCL (NVDR)	2,487,900	265,077
Thai Oil PCL (NVDR)	248,400	384,394
		649,471
Turkey: 2.1%
Turkiye Petrol Rafinerileri AS *	27,162	397,030
United States: 28.6%
HF Sinclair Corp. *	23,017	917,227
Marathon Petroleum Corp.	18,206	1,556,613
PBF Energy, Inc. *	12,786	311,595
Phillips 66	15,143	1,308,204
Valero Energy Corp.	12,804	1,300,118
		5,393,757
Total Common Stocks (Cost: $16,859,071)		18,806,694

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.3% (Cost: $812,509)
Money Market Fund: 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio	812,509	812,509
Total Investments: 104.2% (Cost: $17,671,580)		19,619,203
Liabilities in excess of other assets: (4.2)%		(787,551)
NET ASSETS: 100.0%		$18,831,652

Definitions:
GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,601,255 which represents 56.3% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $740,093.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,525,681, or 8.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	100.0%	$18,806,694
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